Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Lease liabilities.
Schedule of current and non current lease liabilities

	June 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current	492,698	510,838
Current	90,060	91,156
Total lease liabilities	582,758	601,994

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

June 30, 2024
Lease liabilities	582,758	1,157,192	101,414	192,242	179,172	684,364

At December 31, 2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421